CASH (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Schedule of cash and restricted cash [Table Text Block]
	December 31, 2021	December 31, 2020
Cash	29,082	21,226
Restricted Cash	47	47
Total Cash	29,129	21,273